Offerings	Jul. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, reserved for issuance pursuant to the 2010 Equity Incentive Plan
Amount Registered | shares	876,571
Proposed Maximum Offering Price per Unit	7.71
Maximum Aggregate Offering Price	$ 6,758,362
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,035
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Ambiq Micro, Inc. (the “Registrant”) that become issuable under the Registrant’s 2010 Equity Incentive Plan (the “2010 Plan”), the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”), the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”), or the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 876,571 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2010 Plan are calculated using the weighted-average exercise price of $7.71 per share for such stock options.

(3)	Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2010 Plan. No additional stock awards will be granted under the 2010 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, reserved for issuance pursuant to the 2020 Equity Incentive Plan
Amount Registered | shares	1,483,762
Proposed Maximum Offering Price per Unit	13.05
Maximum Aggregate Offering Price	$ 19,363,094
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,965
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Ambiq Micro, Inc. (the “Registrant”) that become issuable under the Registrant’s 2010 Equity Incentive Plan (the “2010 Plan”), the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”), the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”), or the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(4)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 1,483,762 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan are calculated using the weighted-average exercise price of $13.05 per share for such stock options.

(5)	Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan. No additional stock awards will be granted under the 2020 Plan.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $24.00 per share (the “IPO Price”), which is the initial public offering price per share of the Registrant’s Common Stock set forth in the Registrant’s prospectus filed with the Securities and Exchange Commission on July 31, 2025 pursuant to Rule 424(b) of the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	1,703,600
Proposed Maximum Offering Price per Unit	24
Maximum Aggregate Offering Price	$ 40,886,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,260
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Ambiq Micro, Inc. (the “Registrant”) that become issuable under the Registrant’s 2010 Equity Incentive Plan (the “2010 Plan”), the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”), the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”), or the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(5)	Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan. No additional stock awards will be granted under the 2020 Plan.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $24.00 per share (the “IPO Price”), which is the initial public offering price per share of the Registrant’s Common Stock set forth in the Registrant’s prospectus filed with the Securities and Exchange Commission on July 31, 2025 pursuant to Rule 424(b) of the Securities Act.

(6)
Represents 1,703,600 shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	340,720
Proposed Maximum Offering Price per Unit	20.4
Maximum Aggregate Offering Price	$ 6,950,688
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,065
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Ambiq Micro, Inc. (the “Registrant”) that become issuable under the Registrant’s 2010 Equity Incentive Plan (the “2010 Plan”), the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”), the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”), or the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(7)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.

(8)
Represents 340,720 shares of Common Stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that an additional number of shares of Common Stock will automatically be added annually to the shares authorized for issuance under the 2025 ESPP on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to the lesser of (i) two percent (2%) of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year and (ii) 681,440 shares of Common Stock; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares of Common Stock than would otherwise occur. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.